Segment information - Segment revenues - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues	€ 41,096	€ 40,918	€ 40,236
External	41,096	40,918	40,236
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	(1)
Inter-operating segments	(1)
Total Telecom activities and Orange Bank [member]
Disclosure of operating segments [line items]
Revenues	41,096	40,918	40,236
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	41,097	40,918	40,236
External	41,096	40,918	40,236
Inter-operating segments	1
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	18,052	17,945	18,104
Mobile services	6,450	6,506	6,792
Mobile equipment sales	727	684	641
Fixed services	10,315	10,178	10,102
Other revenues	560	577	569
External	17,470	17,371	17,501
Inter-operating segments	582	574	603
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	11,026	10,541	9,963
Mobile services	6,311	6,211	6,078
Mobile equipment sales	1,126	1,001	867
Fixed services	3,351	3,146	2,799
Other revenues	238	183	219
External	10,903	10,443	9,861
Inter-operating segments	123	98	102
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	5,371	5,014	4,253
Mobile services	2,769	2,630	2,403
Mobile equipment sales	559	508	470
Fixed services	2,041	1,872	1,375
Other revenues	2	4	5
External	5,318	4,978	4,215
Inter-operating segments	53	36	38
Poland, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	2,674	2,644	2,831
Mobile services	1,160	1,222	1,314
Mobile equipment sales	283	249	154
Fixed services	1,074	1,068	1,215
Other revenues	157	105	148
External	2,638	2,611	2,800
Inter-operating segments	36	33	31
Belgium and Luxembourg, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	1,251	1,242	1,235
Mobile services	1,021	1,021	1,006
Mobile equipment sales	117	122	128
Fixed services	89	73	80
Other revenues	24	26	21
External	1,222	1,225	1,220
Inter-operating segments	29	17	15
Central European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	1,749	1,648	1,648
Mobile services	1,376	1,344	1,358
Mobile equipment sales	166	122	115
Fixed services	150	134	130
Other revenues	57	48	45
External	1,725	1,629	1,626
Inter-operating segments	24	19	22
Eliminations, interoperating segments, Europe [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	(19)	(7)	(4)
Mobile services	(15)	(6)	(3)
Mobile equipment sales	1
Fixed services	(3)	(1)	(1)
Other revenues	(2)
Inter-operating segments	(19)	(7)	(4)
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	5,030	5,245	4,899
Mobile services	4,207	4,331	3,953
Mobile equipment sales	79	79	78
Fixed services	672	754	770
Other revenues	72	81	98
External	4,779	4,971	4,601
Inter-operating segments	251	274	298
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	7,252	7,353	7,379
Mobile services	857	887	908
Mobile equipment sales	151	95	92
Voice services	1,452	1,515	1,547
Data services	2,700	2,789	2,817
IT and integration services	2,092	2,067	2,015
External	6,861	6,933	6,956
Inter-operating segments	391	420	423
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	1,651	1,812	1,915
International Carriers	1,374	1,527	1,555
Shared services	277	285	360
External	1,083	1,200	1,317
Inter-operating segments	568	612	598
Telecom activities, operating segment, eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	(1,914)	(1,978)	(2,024)
Inter-operating segments	€ (1,914)	€ (1,978)	€ (2,024)